Debt and Warrant Liabilities - John Redmond notes (Details) - USD ($)	Oct. 02, 2019	Oct. 11, 2013	Sep. 12, 2012	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 01, 2016
Debt and Warrant Liabilities
Total debt liability owed				$ 28,787,160	$ 107,468,217		$ 88,996,117
Exercise price of warrant				$ 0.01	$ 0.01
Series B units | Warrants purchased from party two
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire	2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire	$ 1,000,000
Exercise price of warrant	$ 0.01
Series B units | Warrants purchased from party three
Debt and Warrant Liabilities
Percentage of issued and outstanding units on calculation of warrant to acquire	2.26%
Threshold initial principal and accrued unpaid interest on calculation of warrant to acquire	$ 1,000,000
Exercise price of warrant	$ 0.01
NACS, LLC
Debt and Warrant Liabilities
Interest rate		8.00%
Default interest rate		12.00%
Total debt liability owed					$ 36,546,705		32,433,345
Loan amount		$ 11,493,949
NACS, LLC | Series A
Debt and Warrant Liabilities
Conversion price								$ 1
NACS, LLC | Series B units
Debt and Warrant Liabilities
Conversion price								$ 0.47
Azure-SJBT
Debt and Warrant Liabilities
Total debt liability owed				$ 2,418,983	$ 9,927,934		$ 8,736,727
January 1, 2021
Debt and Warrant Liabilities
Interest rate				12.00%	12.00%	12.00%	12.00%
Total debt liability owed					$ 1,110,178		$ 985,227
January 1, 2021
Debt and Warrant Liabilities
Interest rate				12.00%	12.00%	12.00%	12.00%
Total debt liability owed					$ 5,412,393		$ 4,803,224
October 25, 2021
Debt and Warrant Liabilities
Interest rate				14.50%	14.50%	14.50%	14.50%
Total debt liability owed				$ 400,000	$ 632,888		$ 547,938
October 25, 2021
Debt and Warrant Liabilities
Interest rate				14.50%	14.50%	14.50%	14.50%
Total debt liability owed				$ 900,000	$ 1,423,997		$ 1,232,860
October 1, 2022
Debt and Warrant Liabilities
Interest rate				14.50%	14.50%	14.50%	14.50%
Total debt liability owed				$ 1,118,983	$ 1,348,478		$ 1,167,478
Assumed notes issued to party one
Debt and Warrant Liabilities
Interest rate			8.00%
Default interest rate			12.00%
Total debt liability owed					13,512,610		11,991,755
Loan amount			$ 3,270,119
Assumed notes issued to party two
Debt and Warrant Liabilities
Interest rate	12.00%
Total debt liability owed				$ 810,238	810,238		698,027
Loan amount	$ 300,000
Assumed notes issued to party three
Debt and Warrant Liabilities
Interest rate	12.00%
Total debt liability owed	$ 540,159				$ 540,159		$ 465,351
Loan amount	$ 200,000